Supplemental Cash flow Information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
(Increase) decrease in current assets
Accounts receivable		$ (2,220)	$ 685
Prepaids and other		(202)	886
Product inventory	[1]	5,079	7,288
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities	[2]	(5,941)	(7,523)
Share-based compensation liabilities		3,415	(70)
Total changes in non-cash working capital		131	1,266
Investing activities
Accounts payable and accrued liabilities		7,601	(3,544)
Total changes in non-cash working capital		7,601	(3,544)
Financing activities
Other liabilities		(365)	161
Total changes in non-cash working capital		$ (365)	$ 161

[1]	The change in non-cash working capital associated with product inventory represents the change in operating costs capitalized as product inventory in the respective periods.
[2]	Inclusive of changes in current portion of share-based compensation liabilities.